Cover	Mar. 09, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 09, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	333-91436
Entity Registrant Name	ABVC BIOPHARMA, INC.
Entity Central Index Key	0001173313
Entity Tax Identification Number	26-0014658
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	44370 Old Warm Springs Blvd.
Entity Address, City or Town	Fremont
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94538
City Area Code	(510)
Local Phone Number	668-0881
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false